Quarterly Report
June 30, 2021
MFS®  North Carolina
Municipal Bond Fund
MNC-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 5.6%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,413,946
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,274,297
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,351,298
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,500,000	1,811,894
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	2,048,129
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	2,405,156
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,798,945
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,216,312
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,410,420
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	3,105,074
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	466,328
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	309,609
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,480,387
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,285,203
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,280,678
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,439,106
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,442,194
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,713,292
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	200,296
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	223,543
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	170,321
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	272,080
		$31,118,508
General Obligations - General Purpose – 10.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$1,089,126
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	9,758,365
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	315,000	361,729
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	303,527
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	96,691
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	754,923
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	5,015,000	4,149,912
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	675,000	696,729
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	604,485
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	542,696
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	780,628
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	3,371,289
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	6,346,750
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	856,757
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	771,071
Granville County, NC, 5%, 10/01/2034	675,000	856,644
Granville County, NC, 5%, 10/01/2035	690,000	874,430
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2029	1,460,000	1,924,222
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2030	1,385,000	1,865,190
Holly Springs, NC, General Obligation Public Improvement, 5%, 6/01/2031	1,490,000	2,053,109
Holly Springs, NC, General Obligation Public Improvement, 4%, 6/01/2032	1,500,000	1,919,390
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,103,350
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	592,567
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	1,011,098
North Carolina General Obligation Refunding, “A”, 5%, 6/01/2023	1,000,000	1,092,948
North Carolina Public Improvement General Obligation (Connect NC), “A”, 5%, 6/01/2030	4,790,000	6,441,027
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	1,625,000	2,124,618
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	660,635
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,250,770
Randolph County, NC, 4%, 10/01/2038	500,000	597,196
Randolph County, NC, 4%, 10/01/2039	500,000	595,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Illinois, General Obligation, 5.5%, 5/01/2039	$375,000	$485,713
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	454,194
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	465,000	576,394
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	705,000	891,203
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	645,000	829,632
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	935,000	1,222,939
		$59,907,821
Healthcare Revenue - Hospitals – 9.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$630,467
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,742,743
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,483,210
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	25,000	28,499
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	40,000	49,698
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	24,600
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	290,693
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	85,000	85,385
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,874,836
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	3,030,984
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	370,036
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2022)	2,420,000	2,527,604
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	777,511
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	329,470
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,293,702
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,528,967
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,884,353
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,247,376
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,581,536
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,917,588
North Carolina Medical Care Commission, Hospital Rev. (Caromont Health/Gaston Healthcare), “B”, 5%, 2/01/2051 (Put Date 2/01/2026)	2,500,000	3,001,028
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,795,668
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	171,985
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,688,586
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,181,211
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2037	405,000	471,700
University of North Carolina, Hospitals at Chapel Hill Rev., 4%, 2/01/2038	1,040,000	1,208,117
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,679,366
		$51,896,919
Healthcare Revenue - Long Term Care – 6.7%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$3,207,922
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036 (w)	1,000,000	1,089,279
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042 (w)	2,000,000	2,141,969
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,607,475
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,144,050
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	904,741
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,414,206
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,079,113
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,109,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	$2,000,000	$2,080,820
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	214,624
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	220,027
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	971,021
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	828,586
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	1,268,323
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	2,214,921
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,389,591
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,692,286
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,654,354
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	2,238,044
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	878,323
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,394,380
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,623,337
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,698,976
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,168,797
		$37,234,772
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,202,004
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$621,551
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	571,335	620,749
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	830,000	972,702
		$2,215,002
Miscellaneous Revenue - Other – 0.9%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,156,149
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	455,852
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,244,842
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	85,309
		$4,942,152
Multi-Family Housing Revenue – 0.0%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$70,000	$70,611
Sales & Excise Tax Revenue – 2.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$35,000	$43,365
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	25,000	31,440
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	35,000	44,678
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	150,000	174,055
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	200,000	227,856
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,167,958
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,490,904
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	185,000	219,864
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	489,039
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	470,102
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	75,000	96,114
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	175,000	228,699
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	211,039

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	$220,000	$281,676
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	118,330
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	76,740
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	124,314
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	119,242
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,056,000	1,217,163
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	1,072,615
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	390,042
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	10,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	175,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	14,000	13,447
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	159,292
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	27,037
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,276,966
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,137,645
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	3,273,478
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	670,000	766,557
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	185,000	194,033
		$15,329,179
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$487,484
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$2,180,000	$2,440,170
Single Family Housing - State – 3.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$1,460,000	$1,579,409
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	1,940,000	2,158,717
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,885,000	3,149,048
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,810,000	1,944,925
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	3,485,000	3,689,490
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,905,000	5,511,525
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,915,000	2,054,873
		$20,087,987
State & Local Agencies – 15.7%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$414,574
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	2,031,685
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,748,643
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	156,287
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	256,499
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	359,740
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	333,652
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,165,894
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,583,110
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,945,445
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,274,790
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,545,437
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,410,066
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,494,984
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,382,281
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	3,328,107
Charlotte, NC, Transit Projects, COP, 5%, 6/01/2033	3,000,000	3,011,591
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	1,250,000	1,466,153
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,098,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$115,000	$142,305
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	123,294
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	55,322
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2025	175,000	199,179
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2026	275,000	320,935
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2027	300,000	357,726
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2028	300,000	364,379
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2029	200,000	246,931
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2030	200,000	250,337
Dare County, NC, Limited Obligation, “A”, 4%, 6/01/2031	275,000	342,573
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,229,259
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,407,100
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,490,220
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,649,726
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,510,453
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,551,968
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2026	750,000	923,837
Harnett County, NC, Limited Obligation Refunding, 5%, 12/01/2027	910,000	1,151,476
Harnett County, NC, Limited Obligation Refunding, 4%, 12/01/2028	250,000	306,043
Henderson County, NC, Limited Obligation, 4%, 6/01/2024	290,000	321,111
Henderson County, NC, Limited Obligation, 4%, 6/01/2026	150,000	175,214
Henderson County, NC, Limited Obligation, 4%, 6/01/2027	425,000	507,869
Henderson County, NC, Limited Obligation, 4%, 6/01/2029	300,000	370,912
Henderson County, NC, Limited Obligation, 4%, 6/01/2031	320,000	406,983
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	723,030
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	611,785
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	969,086
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	604,053
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	663,301
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,243,199
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	352,807
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	420,136
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	366,476
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	347,453
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	251,662
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	175,429
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	155,796
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	186,358
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	160,449
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	395,440
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	465,000	560,014
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	1,030,000	1,290,343
North Carolina Limited Obligation (Build, Inc.), “A”, 5%, 5/01/2029	1,625,000	2,127,749
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,679,978
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	2,395,591
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2031	835,000	1,145,024
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	3,027,280
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,937,454
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	759,081
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	3,069,811
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2022	245,000	253,872
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2023	225,000	243,832
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2025	425,000	497,358
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2027	400,000	497,842
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2029	300,000	391,591
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2031	245,000	332,033
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	258,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	$1,000,000	$1,226,900
Wake County, NC, Limited Obligation, “A”, 5%, 8/01/2027	920,000	1,156,042
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,578,161
		$87,467,308
Student Loan Revenue – 0.9%
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	$550,000	$653,563
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,206,210
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	854,198
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	2,235,000	2,276,604
		$4,990,575
Tax - Other – 0.7%
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	$290,000	$367,221
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,477,508
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	811,559
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	356,487
		$4,012,775
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$1,040,094
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$1,295,000	$1,367,114
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	325,000	420,922
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,030,000	1,203,202
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	6,270,000	1,026,410
		$4,017,648
Toll Roads – 6.4%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,287,210
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2027	1,930,000	2,419,804
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2028	1,000,000	1,285,827
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2029	1,230,000	1,617,341
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2030	2,215,000	2,972,048
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2032	1,500,000	2,050,765
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,437,713
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	605,692
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,757,260
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,483,903
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	6,000,000	6,711,712
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,368,887
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,132,154
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	495,368
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	396,448
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	627,635
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,216,070
		$35,865,837
Transportation - Special Tax – 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$435,000	$448,039
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	66,851
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,400,000	2,597,072
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,772,477
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	1,210,000	1,276,301
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	365,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	$260,000	$325,718
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	260,000	318,859
North Carolina Grant Anticipation Rev., 5%, 3/01/2027	7,000,000	8,718,592
		$15,889,453
Universities - Colleges – 19.3%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,644,505
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,710,629
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,470,570
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,859,173
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,620,865
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,704,048
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,960,513
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,543,458
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,399,349
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 3%, 5/01/2022	220,000	224,906
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2023	265,000	282,672
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 4%, 5/01/2024	190,000	208,377
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2025	255,000	296,308
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2026	275,000	329,180
North Carolina Capital Facilities Finance Agency, Education Facilities Refunding Rev. (High Point University), 5%, 5/01/2027	400,000	490,507
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,509,409
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,975,923
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,533,062
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	658,773
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,314,340
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,548,315
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	454,963
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	172,253
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	279,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,756
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	142,100
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	862,999
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2030	750,000	1,016,511
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2031	1,000,000	1,385,301
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2032	1,000,000	1,380,769
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2033	750,000	1,032,064
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,544,145
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	5,677,983
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,699,767
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,937,883
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,423,530
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,272,026
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	2,027,088
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,166,200
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,164,554
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,225,862
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,166,471
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	3,259,648
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,538,990
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	563,129
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	449,679
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	561,135
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2039	1,000,000	1,193,459
University of North Carolina, Wilmington, Rev., “B”, 4%, 10/01/2044	1,405,000	1,657,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	$195,000	$214,187
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,493,543
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	3,169,573
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	652,951
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,692,849
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,025,354
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,981,107
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,708,760
		$107,594,363
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,705,873
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$800,000	$820,000
Utilities - Municipal Owned – 1.2%
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$382,059
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	1,091,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	169,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	82,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	38,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	403,587
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	38,750
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	427,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	698,400
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	228,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	189,638
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	184,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	33,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	567,450
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	366,010
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	452,198
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	53,850
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	34,081
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	77,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	254,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	296,613
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	92,388
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	291,750
		$6,456,199
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$1,547,336
Water & Sewer Utility Revenue – 7.2%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$4,427,216
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	1,250,000	1,421,490
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,695,801
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	2,331,265
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,694,246
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,311,522
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	251,559
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	443,621
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	559,904
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,540,532
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,133,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$605,000	$742,714
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2024	500,000	566,318
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2025	485,000	569,399
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2026	450,000	545,077
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2027	550,000	685,390
Jacksonville, NC, Enterprise Systems Refunding Rev., “A”, 5%, 5/01/2028	425,000	543,319
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	196,891
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	107,435
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	129,613
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	67,777
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	157,834
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,350,254
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	612,540
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,626,181
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,855,829
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,397,829
Union County, NC, Enterprise System Rev., 5%, 6/01/2026	750,000	914,031
Union County, NC, Enterprise System Rev., 5%, 6/01/2027	800,000	1,002,348
Union County, NC, Enterprise System Rev., 5%, 6/01/2028	750,000	963,616
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	823,145
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	585,124
		$40,253,266
Total Municipal Bonds		$540,593,336
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$695,007
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,700,000	521,134
Total Bonds		$1,216,141
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.02% (v)	3,197,618	$3,197,618

Other Assets, Less Liabilities – 2.2%		12,510,417
Net Assets – 100.0%		$557,517,512
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,197,618 and $541,809,477, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,133,498, representing 1.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$540,593,336	$—	$540,593,336
U.S. Corporate Bonds	—	1,216,141	—	1,216,141
Mutual Funds	3,197,618	—	—	3,197,618
Total	$3,197,618	$541,809,477	$—	$545,007,095
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,059,699	$44,245,473	$49,107,554	$—	$—	$3,197,618
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$772	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
North Carolina	80.1%
Puerto Rico	5.5%
Illinois	1.8%
Pennsylvania	1.5%
Guam	1.4%
Maryland	1.2%
California	1.0%
Virginia	0.9%
New York	0.8%
Ohio	0.7%
New Jersey	0.6%
Texas	0.6%
Alabama	0.3%
Connecticut	0.3%
South Carolina	0.3%
Tennessee	0.3%
Michigan	0.2%
Wisconsin	0.2%
Colorado	0.1%
Florida	0.1%
Indiana	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.